Other Liabilities	12 Months Ended
Dec. 31, 2011
Other Liabilities Disclosure [Abstract]
Other Liabilities Disclosure [Text Block]

NOTE 11

other liabilities

The following is a summary of other liabilities as of December 31:

(Millions)??	2011	2010
Membership Rewards reserves??	$5,066	$4,500
Book overdraft balances	3,091	1,185
Employee-related liabilities(a)	2,192	2,026
Rebate and reward accruals(b)	1,866	1,555
Deferred charge card fees, net??	1,063	1,036
Other(c)	4,792	5,291
Total??	$18,070	$15,593

  Employee-related liabilities include employee benefit plan obligations and incentive compensation.
  Rebate and reward accruals include payments to third-party card-issuing partners and cash-back reward costs.
  Other includes accruals for general operating expenses, litigation, client incentives, advertising and promotion, derivatives, restructuring and reengineering reserves.

MEMBERSHIP REWARDS

The Membership Rewards program allows enrolled cardmembers to earn points that can be redeemed for a broad range of rewards including travel, entertainment, retail certificates and merchandise. The Company establishes balance sheet reserves which represent management's best estimate of the future cost of points earned that are expected to be redeemed. An ultimate redemption rate and weighted average cost per point are key factors used to approximate Membership Rewards reserves. Management uses statistical and actuarial models to estimate ultimate redemption rates based on historical redemption trends, current enrollee redemption behavior, card product type, year of program enrollment, enrollment tenure and card spend levels. The weighted-average cost per point is determined using actual redemptions during the previous 12 months, revised as appropriate for recent changes in redemption costs.

The provision for the cost of Membership Rewards points is included in marketing, promotion, rewards and cardmember services expenses. The Company continually evaluates its reserve methodology and assumptions based on developments in redemption patterns, cost per point redeemed, contract changes and other factors.

deferred charge card fees

The carrying amount of deferred charge card and other fees, net of direct acquisition costs and reserves for membership cancellations as of December 31 were as follows:

(Millions)	2011	2010
Deferred charge card and other fees(a)	$1,228	$1,194
Deferred direct acquisition costs	(75)	(67)
Reserves for membership cancellations	(90)	(91)
Deferred charge card fees and other, net of direct
acquisition costs and reserves	$1,063	$1,036

  Includes deferred fees for Membership Rewards program participants.